Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Liabilities

	Year Ended December 31,
	2023 $	2022 $
Voyage and vessel	30,191	32,076
Corporate accruals	583	476
Interest	1,177	1,976
Payroll and benefits (note 12c)	11,764	12,941
Accrued liabilities	43,715	47,469